BORROWINGS - Currency Concentration of Total Borrowings (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 2,056	€ 2,129	€ 2,391
U.S. Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	1,188	1,055
Euro
Disclosure of detailed information about borrowings [line items]
Borrowings	861	1,048
Other currencies
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 7	€ 26